Pioneer Emerging Markets
Equity Fund

Schedule of Investments | December 31, 2020

Class A	PEMEX
Class C	PEMNX
Class Y	PEMSX

Schedule of Investments | 12/31/20 (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 99.9%
		COMMON STOCKS - 99.9% of Net Assets
		Air Freight & Logistics - 0.2%
	28,075	Aramex PJSC	$ 33,545
		Total Air Freight & Logistics	$ 33,545
		Auto Components - 1.0%
	2,564	Hanon Systems	$ 38,194
	40,000	Xinyi Glass Holdings Ltd.	111,928
		Total Auto Components	$ 150,122
		Automobiles - 1.4%
	56,000	Brilliance China Automotive Holdings Ltd.	$ 51,091
	1,950	Eicher Motors Ltd.	67,544
	1,587(a)	Kia Motors Corp.	91,263
		Total Automobiles	$ 209,898
		Banks - 11.8%
	75,669(a)	Alpha Bank AE	$ 88,337
	13,968	Banco Bradesco S.A. (A.D.R.)	73,472
	10,853	Banco Bradesco S.A., Class Preferen	56,845
	12,986	Banco do Brasil S.A.	97,912
	74,800	Bank Central Asia Tbk PT	180,226
	225,000	China Construction Bank Corp., Class H	171,209
	8,254	Commercial International Bank Egypt S.A.E	31,045
	136	Credicorp, Ltd.	22,307
	52,000	CTBC Financial Holding Co., Ltd.	36,496
	10,484	First Abu Dhabi Bank PJSC	36,842
	8,506(a)	Grupo Financiero Banorte S.A.B de CV, Class O	46,866
	1,778(a)	HDFC Bank, Ltd. (A.D.R.)	128,478
	11,237(a)	ICICI Bank, Ltd. (A.D.R.)	166,982
	8,689(a)	ICICI Bank, Ltd.	63,668
	15,258	Itausa - Investimentos Itau S.A.	34,747
	19,996(a)	National Bank of Greece S.A.	55,778
	1,969(a)	OTP Bank Nyrt	88,560
	3,289	Sberbank of Russia PJSC (A.D.R.)	47,690
	29,685	Sberbank of Russia PJSC	96,327
	51,685	Sberbank of Russia PJSC	188,868
	2,373	Shinhan Financial Group Co., Ltd.	70,093
	13,156(a)	State Bank of India	49,561
		Total Banks	$1,832,309
		Beverages - 1.0%
MXN	3,833	Fomento Economico Mexicano S.A.B de CV	$ 29,070
	70,000	Thai Beverage PCL	38,936
	8,000	Tsingtao Brewery Co., Ltd., Class H	83,693
		Total Beverages	$ 151,699
		Biotechnology - 0.3%
	285(a)	Hugel, Inc.	$ 49,236
		Total Biotechnology	$ 49,236
		Capital Markets - 0.3%
	969	B3 S.A. - Brasil Bolsa Balcao	$ 11,623
	300	Hong Kong Exchanges & Clearing Ltd.	16,499
	2,111	Warsaw Stock Exchange	25,818
		Total Capital Markets	$ 53,940
		Chemicals - 0.1%
	225	Sociedad Quimica y Minera de Chile S.A., Class B	$ 11,018
		Total Chemicals	$ 11,018
		Commercial Services & Supplies - 0.6%
	101,000	China Everbright International, Ltd.	$ 57,181
	28,000	Greentown Service Group Co., Ltd.	34,639
		Total Commercial Services & Supplies	$ 91,820
		Construction & Engineering - 1.0%
	203,000	Beijing Urban Construction Design & Development Group Co., Ltd., Class H (144A)	$ 51,099
	38,500	IJM Corp. Bhd	16,586
	5,072	Larsen & Toubro Ltd.	89,595
		Total Construction & Engineering	$ 157,280
		Construction Materials - 0.2%
	6,151(a)	Cemex S.A.B de CV (A.D.R.)	$ 31,801
		Total Construction Materials	$ 31,801
		Diversified Consumer Services - 0.8%
	589(a)	New Oriental Education & Technology Group, Inc. (A.D.R.)	$ 109,442
	3,400	YDUQS Participacoes S.A.	21,631
		Total Diversified Consumer Services	$ 131,073
		Diversified Financial Services - 0.3%
	8,000	Chailease Holding Co., Ltd.	$ 48,004
		Total Diversified Financial Services	$ 48,004
		Electric Utilities - 0.2%
BRL	2,229	Alupar Investimento S.A.	$ 11,691
	1,500	Centrais Eletricas Brasileiras S.A.	10,436
	2,289	Centrais Eletricas Brasileiras S.A. (A.D.R.)	16,000
		Total Electric Utilities	$ 38,127
	Shares		Value
		Electrical Equipment - 0.3%
	11,000	Zhuzhou CRRC Times Electric Co., Ltd., Class H	$ 48,060
		Total Electrical Equipment	$ 48,060
		Electronic Equipment, Instruments & Components - 2.3%
	7,000	Chroma ATE, Inc.	$ 41,952
	18,000	Delta Electronics, Inc.	168,044
	6,000	Elite Material Co., Ltd.	33,684
	648(a)	Samsung Electro-Mechanics Co., Ltd.	106,337
		Total Electronic Equipment, Instruments & Components	$ 350,017
		Energy Equipment & Services - 0.1%
	24,700	Dialog Group Bhd	$ 21,251
		Total Energy Equipment & Services	$ 21,251
		Entertainment - 2.2%
	68(a)	NCSoft Corp.	$ 58,289
	1,625	NetEase, Inc. (A.D.R.)	155,626
	256(a)	Sea Ltd. (A.D.R.)	50,957
	3,985(a)	Tencent Music Entertainment Group (A.D.R.)	76,672
		Total Entertainment	$ 341,544
		Food & Staples Retailing - 1.2%
	1,893	Compania Brasileira de Distribuicao (A.D.R.)	$ 27,108
	473(a)	Dino Polska S.A. (144A)	36,625
	4,000	President Chain Store Corp.	38,029
	46,500	Sun Art Retail Group Ltd.	47,362
	983	X5 Retail Group NV (G.D.R.)	35,406
		Total Food & Staples Retailing	$ 184,530
		Food Products - 2.0%
	2,875	Gruma S.A.B de CV, Class B	$ 34,263
	15,500	Health & Happiness H&H International Holdings, Ltd.	57,351
	29,633	JBS S.A.	135,322
	32,000	Uni-President Enterprises Corp.	77,081
		Total Food Products	$ 304,017
		Gas Utilities - 0.4%
	70,000	Kunlun Energy Co., Ltd.	$ 60,532
		Total Gas Utilities	$ 60,532
		Health Care Providers & Services - 0.2%
	977	Apollo Hospitals Enterprise Ltd.	$ 32,265
		Total Health Care Providers & Services	$ 32,265
		Hotels, Restaurants & Leisure - 0.6%
	11,000	Galaxy Entertainment Group, Ltd.	$ 85,551
		Total Hotels, Restaurants & Leisure	$ 85,551
		Household Durables - 1.0%
	247	Dixon Technologies India Ltd.	$ 45,487
	2,083	Ez Tec Empreendimentos e Participacoes S.A.	17,221
	1,260(a)	Woongjin Coway Co., Ltd.	84,211
		Total Household Durables	$ 146,919
		Independent Power & Renewable Electricity Producers - 0.5%
	71,000	China Longyuan Power Group Corp. Ltd., Class H	$ 71,024
		Total Independent Power & Renewable Electricity Producers	$ 71,024
		Industrial Conglomerates - 0.6%
	3,790	Ayala Corp.	$ 65,283
	1,927	Bidvest Group Ltd.	20,701
		Total Industrial Conglomerates	$ 85,984
		Insurance - 2.2%
	5,200	AIA Group, Ltd.	$ 64,046
	22,000	Ping An Insurance Group Co. of China, Ltd., Class H	270,202
		Total Insurance	$ 334,248
		Interactive Media & Services - 7.7%
	479	Autohome, Inc. (A.D.R.)	$ 47,718
	949(a)	Baidu, Inc. (A.D.R.)	205,212
	2,400(a)	Mail.Ru Group Ltd. (G.D.R.)	62,879
	592(a)	NAVER Corp.	159,614
	8,700	Tencent Holdings, Ltd.	635,627
	262(a)	Yandex NV	18,212
	971(a)	Yandex NV	67,562
		Total Interactive Media & Services	$1,196,824
		Internet & Direct Marketing Retail - 13.7%
	3,300(a)	Alibaba Group Holding, Ltd.	$ 96,410
	3,629(a)	Alibaba Group Holding, Ltd. (A.D.R.)	844,577
	1,442(a)	Baozun, Inc. (A.D.R.)	49,533
	3,743(a)	JD.com, Inc. (A.D.R.)	329,010
	1,544(a)	MakeMyTrip Ltd.	45,594
	2,700(a)	Meituan Dianping, Class B	103,256
	1,418	Naspersm, Ltd., Class N	290,157
	2,304(a)	Prosus NV	247,737
	3,504(a)	Trip.com Group Ltd. (A.D.R.)	118,190
		Total Internet & Direct Marketing Retail	$2,124,464
		IT Services - 2.2%
	6,086	HCL Technologies, Ltd.	$ 79,020
	Shares		Value
		IT Services – (continued)
	3,678	Infosys Ltd.	$ 63,169
	7,919	Infosys Ltd. (A.D.R.)	134,227
	5,285	Tech Mahindra Ltd.	70,669
		Total IT Services	$ 347,085
		Leisure Products - 0.4%
	7,000	Giant Manufacturing Co., Ltd.	$ 68,727
		Total Leisure Products	$ 68,727
		Machinery - 2.0%
	24,423	Ashok Leyland Ltd.	$ 32,066
	21,500	China Conch Venture Holdings Ltd.	104,593
	4,244	Hiwin Technologies Corp.	58,145
	20,175	Iochpe Maxion S.A.	60,588
	38,800	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class H	46,561
		Total Machinery	$ 301,953
		Metals & Mining - 5.0%
	1,035	AngloGold Ashanti Ltd.	$ 23,655
	7,206	Bradespar S.A., Class Preferen	88,557
	28,254	Grupo Mexico S.A.B de CV	119,811
	39,950	Hindalco Industries Ltd.	131,287
	7,603	Impala Platinum Holdings Ltd.	104,533
	872(a)	KGHM Polska Miedz S.A.	42,744
	105	MMC Norilsk Nickel PJSC	33,540
	2,807	MMC Norilsk Nickel PJSC (A.D.R.)	88,364
	1,194	Polymetal International PLC	27,560
	13,148	Sibanye Stillwater Ltd.	52,934
	1,417	Ternium S.A. (A.D.R.)	41,206
	1,161	Vale S.A., Class B (A.D.R.)	19,458
		Total Metals & Mining	$ 773,649
		Multiline Retail - 0.4%
	7,100(a)	El Puerto de Liverpool S.A.B de CV	$ 24,881
	10,200	Lojas Americanas S.A.	40,369
		Total Multiline Retail	$ 65,250
		Oil, Gas & Consumable Fuels - 4.2%
	89,000	CNOOC Ltd.	$ 81,803
	13,987	Compania Energetica de Minas Gerais (A.D.R.)	40,283
	2,165	Cosan Ltd.	39,901
	3,050	Gazprom PJSC	8,744
	4,143	Gazprom PJSC (A.D.R.)	23,031
	18,956	Gazprom PJSC	54,349
	930	LUKOIL PJSC	64,785
	209	Novatek PJSC (G.D.R.)	33,909
	19,800	Petroleo Brasileiro S.A.	110,937
	4,204	Reliance Industries, Ltd.	114,339
	4,824	Rosneft Oil Co., PJSC (G.D.R.)	27,202
	112(a)	SK Innovation Co., Ltd.	19,635
	10,114	Surgutneftegas PJSC	5,704
	27,630	Surgutneftegas PJSC	13,456
	5,775(a)	Vista Oil & Gas S.A.B de CV (A.D.R.)	14,784
		Total Oil, Gas & Consumable Fuels	$ 652,862
		Paper & Forest Products - 0.2%
	3,200(a)	Suzano S.A.	$ 35,832
		Total Paper & Forest Products	$ 35,832
		Real Estate Management & Development - 3.3%
	79,526	Aldar Properties PJSC	$ 68,261
	32,000	China Overseas Land & Investment Ltd.	69,605
	20,000	China Resources Land, Ltd.	82,863
	60,000	CIFI Holdings Group Co., Ltd.	50,872
	7,277	Corp. Inmobiliaria Vesta S.A.B de CV	14,261
	20,804	DLF Ltd.	66,314
	77,176(a)	Emaar Malls PJSC	38,561
	12,000	Longfor Group Holdings, Ltd. (144A)	70,470
	14,000	Shimao Group Holdings, Ltd.	44,755
		Total Real Estate Management & Development	$ 505,962
		Semiconductors & Semiconductor Equipment - 10.8%
	5,000	Alchip Technologies Ltd.	$ 110,240
	5,000	Global Unichip Corp.	60,125
	5,000	LandMark Optoelectronics Corp.	50,187
	4,000	MediaTek, Inc.	106,911
	1,485	SK Hynix, Inc.	162,213
	9,985	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	1,088,764
	3,000	Win Semiconductors Corp.	37,121
	24,000	Xinyi Solar Holdings, Ltd.	62,625
		Total Semiconductors & Semiconductor Equipment	$1,678,186
		Software - 0.9%
	2,610	Hundsun Technologies, Inc.	$ 42,218
	15,000	Kingsoft Corp. Ltd.	96,684
		Total Software	$ 138,902
	Shares		Value
		Specialty Retail - 2.4%
	21,351	Abu Dhabi National Oil Co. for Distribution PJSC	$ 21,783
	3,200	China International Travel Service Corp. Ltd.	139,337
	70,500	China Yongda Automobiles Services Holdings, Ltd.	116,655
	35,005	Detsky Mir PJSC (144A)	63,946
	7,500(a)	Via Varejo S/A	23,371
		Total Specialty Retail	$ 365,092
		Technology Hardware, Storage & Peripherals - 7.9%
	67	Samsung Electronics Co., Ltd. (G.D.R.)	$ 121,777
	8,839	Samsung Electronics Co., Ltd.	659,620
	6,513	Samsung Electronics Co., Ltd., Class Preferen	441,457
		Total Technology Hardware, Storage & Peripherals	$1,222,854
		Textiles, Apparel & Luxury Goods - 2.1%
	1,185(a)	Fila Holdings Corp.	$ 47,653
	15,000	Li Ning Co., Ltd.	103,326
	39,300(a)	Samsonite International S.A. (144A)	69,818
	219,000	Xtep International Holdings Ltd.	109,390
		Total Textiles, Apparel & Luxury Goods	$ 330,187
		Thrifts & Mortgage Finance - 1.7%
	7,550	Housing Development Finance Corp. Ltd.	$ 265,357
		Total Thrifts & Mortgage Finance	$ 265,357
		Trading Companies & Distributors - 0.1%
	56,000	AKR Corporindo Tbk PT	$ 12,698
		Total Trading Companies & Distributors	$ 12,698
		Transportation Infrastructure - 0.1%
	3,625(a)	EcoRodovias Infraestrutura e Logistica S.A.	$ 9,383
		Total Transportation Infrastructure	$ 9,383
		Water Utilities - 0.3%
	4,648	Compania de Saneamento Basico do Estado de Sao Paulo (A.D.R.)	$ 39,926
		Total Water Utilities	$ 39,926
		Wireless Telecommunication Services - 1.7%
	13,680	Bharti Airtel Ltd.	$ 95,607
	9,746	MTN Group Ltd.	39,952
	214,400	Sistema PJSFC	82,774
	237	SK Telecom Co., Ltd.	51,930
		Total Wireless Telecommunication Services	$ 270,263
		TOTAL COMMON STOCKS
		(Cost $11,106,534)	$15,461,270
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.9%
		(Cost $11,106,534)	$15,461,270
		OTHER ASSETS AND LIABILITIES - 0.1%	$ 15,588
		NET ASSETS - 100.0%	$15,476,858

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2020, the value of these securities amounted to $291,958, or 1.9% of net assets.

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(a)	Non-income producing security.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

BRL	-	Brazilian Real
MXN	-	Mexican Peso

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$–	$33,545	$–	$33,545
Auto Components	–	150,122	–	150,122
Automobiles	–	209,898	–	209,898
Banks	438,929	1,393,380	–	1,832,309
Beverages	–	151,699	–	151,699
Biotechnology	–	49,236	–	49,236
Capital Markets	–	53,940	–	53,940
Chemicals	–	11,018	–	11,018
Commercial Services & Supplies	–	91,820	–	91,820
Construction & Engineering	–	157,280	–	157,280
Diversified Consumer Services	109,442	21,631	–	131,073
Diversified Financial Services	–	48,004	–	48,004
Electric Utilities	16,000	22,127	–	38,127
Electrical Equipment	–	48,060	–	48,060
Electronic Equipment, Instruments & Components	–	350,017	–	350,017
Energy Equipment & Services	–	21,251	–	21,251
Entertainment	283,255	58,289	–	341,544
Food & Staples Retailing	27,108	157,422	–	184,530
Food Products	–	304,017	–	304,017
Gas Utilities	–	60,532	–	60,532
Health Care Providers & Services	–	32,265	–	32,265
Hotels, Restaurants & Leisure	–	85,551	–	85,551
Household Durables	–	146,919	–	146,919
Independent Power & Renewable Electricity Producers	–	71,024	–	71,024
Industrial Conglomerates	–	85,984	–	85,984
Insurance	–	334,248	–	334,248
Interactive Media & Services	320,492	876,332	–	1,196,824
Internet & Direct Marketing Retail	1,386,904	737,560	–	2,124,464
IT Services	134,227	212,858	–	347,085
Leisure Products	–	68,727	–	68,727
Machinery	–	301,953	–	301,953
Metals & Mining	149,028	624,621	–	773,649
Multiline Retail	–	65,250	–	65,250
Oil, Gas & Consumable Fuels	94,968	557,894	–	652,862
Paper & Forest Products	–	35,832	–	35,832
Real Estate Management & Development	–	505,962	–	505,962
Semiconductors & Semiconductor Equipment	1,088,764	589,422	–	1,678,186
Software	–	138,902	–	138,902
Specialty Retail	–	365,092	–	365,092
Technology Hardware, Storage & Peripherals	–	1,222,854	–	1,222,854
Textiles, Apparel & Luxury Goods	–	330,187	–	330,187
Thrifts & Mortgage Finance	–	265,357	–	265,357
Trading Companies & Distributors	–	12,698	–	12,698
Transportation Infrastructure	–	9,383	–	9,383
Wireless Telecommunication Services	–	270,263	–	270,263
All Other Common Stocks	71,727	–	–	71,727
Total Investments in Securities	$4,120,844	$11,340,426	$–	$15,461,270

During the three months ended December 31, 2020, there were no transfers in and out of Level 3.